SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Credit Opportunities Fund

June 30, 2026 (Unaudited)
Principal Amount		Value
Corporate Bonds — 55.6%
Canada — 2.4%
$250,000	Brookfield Infrastructure Finance ULC, 6.75%, 3/15/55(a)	$253,189
335,000	Canadian Imperial Bank of Commerce, 6.50%, 7/28/86(a)	335,223
172,000	Skeena Resources Ltd., 8.50%, 4/1/31(b)	180,596
475,000	Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC, 9.50%, 5/15/30(b)	447,725
		1,216,733
France — 1.5%
172,000	Altice France SA, 6.88%, 7/15/32(b)	166,884
400,000	CNP Assurances SA, 4.88%, (a),(c),(d)	375,930
250,000	Societe Generale SA, 7.13%, (a),(b),(c)	248,204
		791,018
Germany — 2.4%
252,000	Cerdia Finanz GmbH, 9.38%, 10/3/31(b)	226,437
400,000	Commerzbank AG, EMTN, 7.50%, (a),(c),(d)	417,045
400,000	Deutsche Bank AG, 8.13%, (a),(c),(d)	422,234
150,000	ZF North America Capital, Inc., 7.50%, 3/24/31(b)	151,036
		1,216,752
Japan — 0.9%
200,000	Rakuten Group, Inc., 9.75%, 4/15/29(d)	217,275
250,000	RLGH Finance Bermuda Ltd., 6.88%, (a),(c),(d)	250,338
		467,613
Luxembourg — 1.0%
275,000	Altice France Lux 3 / Altice Holdings 1, 10.00%, 1/15/33(b)	270,131
250,000	Breakwater Energy Holdings Sarl, 9.25%, 11/15/30(d)	263,817
		533,948
Switzerland — 0.8%
400,000	Julius Baer Group Ltd., 7.50%, (a),(c),(d)	415,263

United Kingdom — 3.2%
440,000	A&K Travel Group Holdings Ltd., 7.50%, 5/15/33(b)	444,339
200,000	Ardonagh Finco Ltd., 7.75%, 2/15/31(b)	202,283
500,000	Barclays Plc, 7.63%, (a),(c)	521,732
200,000	Connect Finco Sarl / Connect US Finco LLC, 9.00%, 9/15/29(b)	210,497
250,000	Standard Life Plc, 8.50%, (a),(c),(d)	265,398
		1,644,249
United States — 43.4%
200,000	1261229 BC Ltd., 10.00%, 4/15/32(b)	202,447
162,000	Advance Auto Parts, Inc., 7.38%, 8/1/33(b)	167,786
419,000	Ally Financial, Inc., Series D, 7.10%, (a),(c)	423,658
164,000	AMC Global Media, Inc., 10.50%, 7/15/32(b)	168,554
324,000	American Axle & Manufacturing, Inc., 7.75%, 10/15/33(b)	320,165

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Credit Opportunities Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
$198,000	American National Group, Inc., 7.00%, 12/1/55(a)	$193,072
227,000	AmeriGas Partners LP / AmeriGas Finance Corp., 9.50%, 6/1/30(b)	243,554
160,000	AmeriTex HoldCo Intermediate LLC, 7.63%, 8/15/33(b)	167,256
175,000	APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves, 7.88%, 11/1/29(b)	177,261
245,000	APLD ComputeCo 3 LLC, 7.00%, 6/15/31(b)	244,644
341,000	APLD ComputeCo LLC, 9.25%, 12/15/30(b)	367,902
240,000	Asurion LLC/ Asurion Co.-Issuer, Inc., 8.00%, 12/31/32(b)	242,778
253,000	Asurion LLC/ Asurion Co.-Issuer, Inc., 8.38%, 2/1/34(b)	234,472
233,000	Beach Acquisition Bidco LLC, PIK, 10.00%, 7/15/33(b)	264,386
184,000	Bread Financial Holdings, Inc., 8.38%, 6/15/35(a),(b)	191,747
330,000	BW Real Estate, Inc., 9.50%, (a),(b),(c)	336,450
515,000	Centene Corp., 4.63%, 12/15/29	501,629
189,000	Chemours Co. (The), 7.88%, 3/15/34(b)	189,951
240,000	CHS/Community Health Systems, Inc., 9.75%, 1/15/34(b)	250,567
126,000	CHS/Community Health Systems, Inc., 10.88%, 1/15/32(b)	135,857
168,000	Cloud Software Group, Inc., 8.25%, 6/30/32(b)	157,291
325,000	Cloud Software Group, Inc., 9.00%, 9/30/29(b)	315,548
288,000	CMG Media Corp., 8.88%, 6/18/29(b)	211,569
254,000	Comstock Resources, Inc., 6.75%, 3/1/29(b)	249,635
268,000	Core Scientific Finance I LLC, 7.75%, 5/15/31(b)	271,715
171,000	CoreWeave, Inc., 9.00%, 2/1/31(b)	169,091
168,000	CoreWeave, Inc., 9.25%, 6/1/30(b)	169,034
412,000	CoreWeave, Inc., 9.75%, 10/1/31(b)	410,928
194,000	CrossCountry Intermediate HoldCo LLC, 6.50%, 10/1/30(b)	191,288
195,000	CrossCountry Intermediate HoldCo LLC, 6.75%, 12/1/32(b)	188,341
299,000	Delek Logistics Partners LP / Delek Logistics Finance Corp., 6.88%, 6/1/34(b)	297,968
317,000	Delek Logistics Partners LP / Delek Logistics Finance Corp., 7.38%, 6/30/33(b)	323,336
187,000	Dentsply Sirona, Inc., 8.38%, 9/12/55(a)	186,837
166,000	Directv Financing LLC, 8.88%, 2/1/30(b)	168,845
163,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 10.00%, 2/15/31(b)	169,315
279,000	Discovery Global Holdings, Inc., Series, 5.05%, 3/15/42	204,224
165,000	ELK Grove Village Property LLC, 7.50%, 6/15/31(b)	166,025
165,000	Emera US Finance LLC, Series A, 6.65%, 10/1/56(a)	167,020
165,000	Emera US Finance LLC, Series B, 6.85%, 10/1/56(a)	168,197
165,000	Energy Transfer LP, 6.50%, 2/15/56(a)	166,401
191,000	EW Scripps Co. (The), 9.88%, 8/15/30(b)	167,127
262,000	F&G Annuities & Life, Inc., 6.25%, 10/4/34	256,393
176,000	First Eagle Holdings, Inc., 7.25%, 8/15/32(b)	177,327
184,000	Flash Compute LLC, 7.25%, 12/31/30(b)	189,288
84,000	FMC Corp., 8.00%, 6/1/31(b)	87,396
250,000	FMC Corp., 8.45%, 11/1/55(a)	182,410
200,000	Focus Financial Partners LLC, 6.75%, 9/15/31(b)	201,932
253,000	Freedom Mortgage Holdings LLC, 8.38%, 4/1/32(b)	257,385

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Credit Opportunities Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
$162,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(b)	$168,372
267,000	General Motors Financial Co., Inc., Series A, 5.75%, (a),(c)	266,964
365,000	Global Atlantic Fin Co., 7.25%, 3/1/56(a),(b)	358,255
234,000	Gray Media, Inc., 10.50%, 7/15/29(b)	246,881
352,000	HA Sustainable Infrastructure Capital, Inc., 7.13%, 11/15/56(a)	356,931
185,000	Industrial F&B Investments III, Inc., 7.75%, 2/11/33(b)	188,542
187,000	Infinity Natural Resources LLC, 7.63%, 4/1/31(b)	185,731
401,000	Jefferies Finance LLC / JFIN Co-Issuer Corp., 5.00%, 8/15/28(b)	387,268
212,000	Kennedy-Wilson, Inc., 7.00%, 6/1/31(b)	216,954
193,000	Kennedy-Wilson, Inc., 7.25%, 6/1/33(b)	196,917
181,000	Kraken Oil & Gas Partners LLC, 7.13%, 5/15/31(b)	177,042
177,000	LifePoint Health, Inc., 7.00%, 5/1/34(b)	169,566
122,000	LifePoint Health, Inc., 10.00%, 6/1/32(b)	121,540
237,000	Long Ridge Energy LLC, 8.75%, 2/15/32(b)	250,064
160,000	Men’s Wearhouse LLC (The), 9.00%, 2/1/31(b)	169,974
191,000	Meridian Arc Holdco LLC, 6.25%, 4/30/31(b)	191,345
294,000	Michaels Cos., Inc. (The), 8.50%, 3/15/33(b)	291,041
275,000	MPT Operating Partnership LP / MPT Finance Corp., REIT, 5.00%, 10/15/27	266,712
200,000	Navient Corp., 9.38%, 10/15/31	199,213
254,000	Neptune Bidco US, Inc., 9.50%, 2/15/33(b)	256,910
330,000	Nexstar Media, Inc., 7.25%, 4/15/34(b)	329,110
180,000	Oracle Corp., 6.10%, 9/26/65	150,524
269,000	Osaic Holdings, Inc., 8.00%, 8/1/33(b)	269,586
272,000	PacifiCorp, 7.13%, 8/15/56(a)	270,660
200,000	Pagaya US Holdings Co. LLC, 8.88%, 8/1/30(b)	172,069
238,000	Paramount Global, 6.38%, 3/30/62(a)	203,571
253,000	PG&E Corp., 6.85%, 9/15/56(a)	252,175
185,000	PG&E Corp., 7.38%, 3/15/55(a)	188,537
165,000	Plains All American Pipeline LP, Series B, (Term SOFR 3M + 4.372%), 8.02%, (c),(e)	164,730
330,000	Planet Financial Group LLC, 10.50%, 12/15/29(b)	325,958
285,000	PR RNO Property Owner 1 LLC, 6.50%, 5/1/31(b)	284,614
246,000	PRA Group, Inc., 8.88%, 1/31/30(b)	253,856
275,000	Reworld Holding Corp., 4.88%, 12/1/29(b)	262,380
251,000	Rocket Software, Inc., 9.00%, 11/28/28(b)	249,080
206,000	Sinclair Television Group, Inc., 5.50%, 3/1/30(b)	180,578
257,000	Snap, Inc., 6.88%, 3/1/33(b)	250,367
167,000	Solaris Energy Infrastructure LLC, 6.38%, 5/15/31(b)	168,895
245,000	Sunoco LP, 7.88%, (a),(b),(c)	254,752
253,000	SV RNO Property Owner 1 LLC, 5.88%, 3/1/31(b)	249,427
180,000	Sword Purchaser LLC, 8.25%, 4/15/33(b)	186,189
162,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.75%, 3/15/34(b)	163,441
165,000	TXNM Energy, Inc., 7.00%, 7/31/56(a),(b)	165,961
192,000	Venture Global LNG, Inc., 9.00%, (a),(b),(c)	186,998
242,000	VoltaGrid LLC, 7.38%, 11/1/30(b)	251,336
225,000	Voyager Parent LLC, 9.25%, 7/1/32(b)	237,928

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Credit Opportunities Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
$257,000	Whirlpool Corp., 7.88%, 7/1/34(b)	$258,025
244,000	White Cap Supply Holdings LLC, 7.38%, 11/15/30(b)	247,632
184,000	William Carter Co. (The), 7.38%, 2/15/31(b)	190,395
159,000	XPLR Infrastructure Operating Partners LP, 7.75%, 4/15/34(b)	167,351
141,000	XPLR Infrastructure Operating Partners LP, 8.63%, 3/15/33(b)	151,230
193,000	Yondr JK 1 LLC, 6.88%, 6/30/31(b)	193,442
		22,443,021
Total Corporate Bonds		28,728,597
(Cost $28,246,318)
Collateralized Mortgage Obligations — 15.5%
United States — 15.5%
500,000	COLT Mortgage Loan Trust, Series 2026-3, Class B1, 6.89%, 5/25/71, (b),(f)	505,601
250,000	EFMT, Series 2025-NQM3, Class B1, 7.22%, 8/25/70, (b),(f)	249,660
1,500,000	Mountain View CLO XVI Ltd., Series 2022-1A, Class D1RR, (Term SOFR 3M + 3.690%), 7.36%, 3/15/38, (b),(g)	1,500,750
600,000	PRKCM Trust, Series 2026-AFC3, Class B1, 6.32%, 5/1/61, (b),(f)	584,019
500,000	PRPM Trust, Series 2025-NQM4, Class B1, 6.72%, 7/25/70, (b),(f)	497,031
500,000	Santander Mortgage Asset Receivable Trust, Series 2025-WAG, Class C, 6.58%, 11/10/42, (b),(f)	499,928
455,000	Santander Mortgage Asset Receivable Trust, Series 2025-NQM2, Class M1, 6.83%, 2/25/65, (b)	460,010
500,000	SWCH Commercial Mortgage Trust, Series 2025-DATA, Class E, (Term SOFR 1M + 3.340%), 6.97%, 2/15/42, (b),(g)	494,083
1,561,671	Verus Securitization Trust, Series 2022-5, Class A1, 4.80%, 4/25/67, (b)	1,499,127
1,000,000	Verus Securitization Trust, Series 2026-5, Class B1, 6.70%, 5/25/71, (b),(f)	1,003,023
750,000	WCORE Commercial Mortgage Trust, Series 2024-CORE, Class D, (Term SOFR 1M + 2.940%), 6.57%, 11/15/41, (b),(g)	750,893
		8,044,125
Total Collateralized Mortgage Obligations		8,044,125
(Cost $8,064,068)
Asset Backed Securities — 14.0%
Cayman Islands — 5.8%
1,000,000	Benefit Street Partners CLO 48 Ltd., Series 2026-48A, Class D2, (Term SOFR 3M + 3.400%), 7.11%, 4/20/39, (b),(g)	1,008,000
1,000,000	Carlyle US CLO Ltd., Series 2017-2A, Class D2R2, (Term SOFR 3M + 4.750%), 8.43%, 7/20/37, (b),(g)	996,600
1,000,000	Harvest US CLO Ltd., Series 2024-1A, Class DR, (Term SOFR 3M + 3.850%), 7.52%, 4/18/37, (b),(g)	1,001,300
		3,005,900
Jersey — 0.5%
250,000	CQS US CLO Ltd., Series 2023-3A, Class ER, (Term SOFR 3M + 7.750%), 11.42%, 1/25/37, (b),(g)	248,650

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Credit Opportunities Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value

United States — 7.7%
$960,000	Battalion CLO XXV Ltd., Series 2024-25A, Class D, (Term SOFR 3M + 4.350%), 8.03%, 3/13/37, (b),(g)	$961,344
250,000	Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 8/25/55, (b)	240,029
310,000	DataBank Issuer II LLC, Series 2025-1A, Class A2, 5.18%, 9/27/55, (b)	304,033
343,000	Mtp Abs Funding LLC, Series 2026-1A, Class B, 5.88%, 4/25/56, (b)	342,990
499,674	Pagaya AI Debt Grantor Trust, Series 2026-1, Class B, 5.37%, 9/15/33, (b)	494,953
500,000	Pagaya AI Debt Grantor Trust, Series 2026-R2, Class D, 6.89%, 2/15/34, (b)	502,085
396,955	Subway Funding LLC, Series 2024-3A, Class A23, 5.91%, 7/30/54, (b)	383,039
250,000	Switch ABS Issuer LLC, Series 2025-1A, Class A2, 5.04%, 3/25/55, (b)	243,616
250,000	Switch ABS Issuer LLC, Series 2024-2A, Class B, 6.20%, 6/25/54, (b)	246,963
250,000	Zayo Issuer LLC, Series 2025-3A, Class B, 5.72%, 10/20/55, (b)	244,015
		3,963,067
Total Asset Backed Securities		7,217,617
(Cost $7,175,135)
Bank Loans — 10.6%
Luxembourg — 0.1%
72,827	Boulda Towage Luxembourg Sarl, 2.50%, 6/30/33(g)	72,873

Netherlands — 0.5%
249,375	Cyberswift US Finco LLC, (Term SOFR 3M + 3.750%), 7.43%, 10/8/32(g)	248,128

United States — 10.0%
250,000	IRB Holding Corp., (Term SOFR 1M + 2.500%), 6.11%, 12/15/30(g)	249,975
248,731	Cedar Fair LP, (Term SOFR 1M + 2.000%), 5.64%, 5/1/31(g)	246,127
249,373	Clarios Global LP, (Term SOFR 1M + 2.500%), 6.14%, 1/28/32(g)	249,373
249,292	Columbus McKinnon Corp., (Term SOFR 3M + 3.500%), 7.23%, 2/3/33(g)	248,564
248,747	Focus Financial Partners LLC, (Term SOFR 1M + 2.500%), 6.14%, 9/15/31(g)	242,404
248,734	Go Daddy Operating Company, LLC, (Term SOFR 1M + 1.750%), 5.39%, 11/9/29(g)	243,048
997,500	Grifols International SA, (Term SOFR 3M + 2.500%), 6.19%, 4/14/33(g)	999,495

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Credit Opportunities Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
$249,373	GTCR Everest Borrower LLC, (Term SOFR 3M + 2.500%), 6.23%, 9/5/31(g)	$248,166
248,741	Long Ridge Energy LLC, (Term SOFR 3M + 4.500%), 8.23%, 2/19/32(g)	248,947
300,000	Pioneer Opco, LLC, (Term SOFR 1M + 3.250%), 6.89%, 5/16/33(g)	300,912
248,741	Quikrete Holdings, Inc., (Term SOFR 1M + 2.250%), 5.89%, 2/10/32(g)	248,430
170,000	Sword Purchaser LLC, (Term SOFR 3M + 4.000%), 7.62%, 4/9/33(g)	165,565
249,373	Transdigm, Inc., (Term SOFR 1M + 2.250%), 5.89%, 3/22/30(g)	249,388
600,000	Venture Global Calcasieu Pass LLC, (Term SOFR 6M + 3.250%), 6.95%, 4/11/33(g)	601,086
250,000	Voyager Parent LLC, (Term SOFR 3M + 4.250%), 7.95%, 7/1/32(g)	249,927
50,000	Watlow Electric Manufacturing Co, (Term SOFR 1M + 2.750%), 6.42%, 6/17/33(g)	49,907
302,900	Watlow Electric Manufacturing Co, (Term SOFR 1M + 2.750%), 6.42%, 6/17/33(g)	302,334
		5,143,648
Total Bank Loans		5,464,649
(Cost $5,440,551)

Shares
Investment Company — 4.8%
2,494,718	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (h)	2,494,718
Total Investment Company		2,494,718
(Cost $2,494,718)
Total Investments		$51,949,706
(Cost $51,420,790) — 100.5%
Liabilities in excess of other assets — (0.5)%		(283,536)
NET ASSETS — 100.0%		$51,666,170

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Credit Opportunities Fund  (cont.)

June 30, 2026 (Unaudited)
(a)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Perpetual security with no stated maturity date.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2026.
(f)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(g)	Floating rate note. Rate shown is as of report date.
(h)	Affiliated investment.

Abbreviations used are defined below:
EMTN – Euro Medium Term Note
REIT – Real Estate Investment Trust
SOFR – Secured Overnight Financing Rate